Other Intangible Assets (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 30, 2025	Mar. 31, 2024	Dec. 29, 2024	Dec. 31, 2023	Sep. 30, 2024
Other Intangible Assets (Details) [Line Items]
Aggregate amortization expense for intangible assets	$ 700	$ 0	$ 700
Goodwill	$ 18,476		$ 18,476
Weighted average remaining life			8 years 1 month 6 days
Residential Solar Installation [Member]
Other Intangible Assets (Details) [Line Items]
Goodwill					$ 18,300
New Homes Business [Member]
Other Intangible Assets (Details) [Line Items]
Goodwill					$ 200